Summary of Significant Accounting Policies (Plant and equipment, estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	44 - 60 years
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 - 15 years
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 - 5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	lesser of the lease term or the estimated useful life of the assets